Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

16. Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM), or decision-making group, in deciding how to allocate resources and in assessing performance.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective for us beginning on this annual report for the year ended December 31, 2025, and applied retrospectively to all prior periods presented. The impact of the adoption of this guidance was not material to the Company’s financial position or results of operations, as the requirements impact only segment reporting disclosures in our notes to financial statements.

The Company operates as one operating and reportable segment. All of the Company’s long-lived assets, comprised of property and equipment, are based in Singapore. All of the Company’s revenue was in Singapore for the years ended December 31, 2023, 2024 and 2025, based on the location of the customers.

The Company’s CODM is the Company’s Chief Executive Officer. The Company’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net income (loss) that also is reported as consolidated net income (loss) on the statement of operations and comprehensive income (loss), after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes revenue (i.e., supply materials or construction contract), cost of revenue (i.e., subcontracting costs, material costs, labor costs, equipment rental cost and overhead costs), and operating expenses (i.e., provision for credit losses, employees’ salaries and benefit, depreciation, legal and professional fees, and administrative expenses) at the consolidated level to manage the Company’s operations. Other segment items mainly included in interest expenses, net and other income, which are reflected in the segment and consolidated net income (loss). The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

	For the Years Ended December 31,
	2023 SGD	2024 SGD	2025 SGD	2025 USD
Revenue
Supply materials	4,701	1,350	51,682	38,245
Revenue from contracts	21,805,616	13,846,198	25,809,023	19,098,677
Total revenue	21,810,317	13,847,548	25,860,705	19,136,922

Cost of revenue
Subcontracting costs	8,612,283	4,817,236	9,321,014	6,897,551
Material costs	6,282,505	3,686,385	8,290,531	6,134,993
Labor costs	3,048,639	2,521,648	3,357,680	2,484,683
Equipment rental costs	477,253	171,915	171,885	127,195
Overhead costs	744,797	1,400,288	2,092,391	1,548,369
Total cost of revenue	19,165,477	12,597,472	23,233,501	17,192,791
Gross profit	2,644,840	1,250,076	2,627,204	1,944,131

Operating expenses
Provision for credit losses	399,278	154,077	-	-
Employees’ salaries and benefit	895,520	1,066,971	1,341,556	992,751
Depreciation	161,712	170,343	165,636	122,571
Legal and Professional fees	905,287	465,242	1,997,257	1,477,971
Administrative expenses	330,793	360,768	379,197	280,606
Research and development expenses	-	-	674,500	499,130
Total operating expenses	2,689,590	2,063,324	4,558,146	3,373,029

Loss from operations	(44,750)	(967,325)	(1,930,942)	(1,428,898)

Other income (expense)
Interest expenses, net	(77,104)	(65,921)	(14,463)	(10,702)
Finance expense, net	(8,096)	(4,273)	(7,480)	(5,536)
Other income	99,543	140,656	199,180	147,393
Foreign exchange (loss) gain, net	(2,906)	46,859	(282,438)	(209,004)
Total other income (expenses), net	11,437	117,321	(105,201)	(77,849)

Loss before provision for income taxes	(33,313)	(850,004)	(2,036,143)	(1,506,747)
Income tax benefit	37,998	35,638	-	-
Net income (loss)	4,685	(814,366)	(2,036,143)	(1,506,747)